Commitments and contingencies - Operating lease - Lease liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Lease:
2025		$ 89
2026		60
Total lease payments		149
Less effect of discounting		(13)
Total		136
Short-term portion	$ 79	78	$ 67
Long-term portion		$ 58	$ 136